Vanguard STAR Fund

Schedule of Investments (unaudited)
As of July 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

	Shares	Market
	($000)	Value

Investment Companies (100.0%)
U.S. Stock Funds (44.0%)
Vanguard Windsor II Fund Investor Shares	97,220,983	3,329,819
Vanguard U.S. Growth Fund Investor Shares	51,907,364	2,900,064
Vanguard Windsor Fund Investor Shares	93,716,167	1,725,314
Vanguard PRIMECAP Fund Investor Shares	10,434,873	1,409,647
Vanguard Explorer Fund Investor Shares	8,303,842	891,999
		10,256,843
International Stock Funds (18.5%)
Vanguard International Growth Fund Investor Shares	55,661,389	2,196,398
Vanguard International Value Fund	64,916,925	2,123,433
		4,319,831
U.S. Bond Funds (37.5%)
Vanguard Long-Term Investment-Grade Fund Investor Shares	237,622,272	2,972,655
Vanguard Short-Term Investment-Grade Fund Investor Shares	262,759,658	2,890,356
Vanguard GNMA Fund Investor Shares	267,682,520	2,882,941
		8,745,952
Total Investment Companies (Cost $14,832,826)		23,322,626
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.194% (Cost $—)	1	—
Total Investments (100.0%) (Cost $14,832,826)		23,322,626
Other Assets and Liabilities—Net (0.0%)		(2,931)
Net Assets (100%)		23,319,695
Cost is in $000.

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time)
the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

STAR Fund

At July 31, 2020, 100% of the market value of the fund's investments was determined based on Level
1 inputs.

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Oct. 31,		Proceeds					July 31,
	2019		from	Realized	Change in		Capital Gain	2020
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	1,845	NA [1]	NA [1]	3	—	7	—	—
Vanguard Explorer
Fund	835,231	221,351	231,204	5,648	60,973	2,386	39,618	891,999
Vanguard GNMA Fund	2,758,781	804,357	721,855	(2,455)	44,113	43,846	—	2,882,941
Vanguard International
Growth Fund	2,093,558	113,738	610,325	200,748	398,679	26,916	—	2,196,398
Vanguard International
Value Fund	2,093,375	353,418	116,708	(23,737)	(182,915)	63,222	—	2,123,433
Vanguard Long-Term
Investment-Grade
Fund	2,793,967	722,711	890,340	64,909	281,408	69,166	53,383	2,972,655
Vanguard PRIMECAP
Fund	1,345,064	230,930	138,547	3,110	(30,910)	16,231	79,337	1,409,647
Vanguard Short-Term
Investment-Grade
Fund	2,754,017	766,014	698,737	3,331	65,731	51,702	—	2,890,356
Vanguard U.S. Growth
Fund	2,683,465	307,812	906,573	265,803	549,557	7,534	100,903	2,900,064
Vanguard Windsor
Fund	1,713,977	613,453	355,085	(10,930)	(236,101)	35,227	137,971	1,725,314
Vanguard Windsor II
Fund	3,153,875	938,629	547,831	(46,570)	(168,284)	55,985	240,226	3,329,819
Total	22,227,155	5,072,413	5,217,205	459,860	782,251	372,222	651,438	23,322,626
1 Not applicable —purchases and sales are for temporary cash investment purposes.